Other Income - Schedule of Other Income (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income [Abstracts]
Insurance proceeds	£ 841	£ 0	£ 0
ADR depositary contribution	1,851	0	0
Total other income	£ 2,692	£ 0	£ 0